UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                               FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: DECEMBER 31, 2008

Check here if Amendment [ ]; Amendment Number:
   This Amendment (Check only one.): [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       SOCRATIC FUND MANAGEMENT, L.P.
Address:    101 JFK PARKWAY
            SHORT HILLS, NJ  07078

Form 13F File Number: 28-06377

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       JONATHAN W. GIBSON
Title:      MANAGING MEMBER OF THE REPORTING MANAGER'S GENERAL PARTNER
Phone:      (973) 921-4700

       Signature                        Place                  Date of Signing

/S/ JONATHAN W. GIBSON             SHORT HILLS, NJ            FEBRUARY 5, 2009
-----------------------            ---------------            ----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F-HR SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                                -----------
Form 13F Information Table Entry Total:         1
                                                -----------
Form 13F Information Table Value Total:         $ 885
                                                -----------
                                                (thousands)

List of Other Included Managers:                NONE

Column 1                         Column 2  Column 3   Column 4         Column 5        Column 6    Column 7        Column 8
                                 Title                Value     Share/
                                 of                   X         Prn      Share/  Put/  Investment  Other      Voting Authority
Name of Issuer                   Class     Cusip      $1000     Amount   Prn     Call  Discretion  Managers  Sole  Shared  None
-------------------------------------------------------------------------------------------------------------------------------
ALTAIR NANOTECHNOLOGIES INC CMN  COM       021373105  885       725,000  SH            SOLE                  725,000